CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 21,602	$ 22,791	$ 93,424
Revenues	23,912	25,465	104,180	$ 104,632
Cost of revenues:
Total cost of revenues	19,931	20,858	85,909	83,436
Gross profit	3,981	4,607	18,271	21,196
Operating expenses:
Marketing and sales	1,143	1,467	5,418	6,249
General and administrative	3,690	4,392	15,038	18,586
Amortization of intangible assets	283	357	1,377	1,494
Goodwill impairment			476	166
Loss on sale of buildings			507	0
Total operating expenses	5,116	6,216	22,816	26,495
Loss from operations	(1,135)	(1,609)	(4,545)	(5,299)
Other expense:
Other expense, net	(198)	(17)	(61)	(311)
Interest expense, net			(751)	(730)
Interest expense, net	(181)	(217)
Loss on extinguishment of debt	(151)	0	(43)	(709)
Total other expense	(530)	(234)	(855)	(1,750)
Loss before income taxes	(1,665)	(1,843)	(5,400)	(7,049)
Income tax benefit (expense)	8	455	1,561	(27,987)
Net loss from continuing operations	(1,657)	(1,388)	(3,839)	(35,036)
Net income (loss) from discontinued operations	0	5,494	4,575	(694)
Net income (loss)	$ (1,657)	$ 4,106	$ 736	$ (35,730)
Net income (loss) per share - basic and diluted:
Net loss from continuing operations per share - basic and diluted (in usd per share)	$ (0.08)	$ (0.07)	$ (0.19)	$ (1.75)
Net income (loss) from discontinued operations per share - basic and diluted (in usd per share)	0.00	0.27	0.23	(0.04)
Net income (loss) per share - basic and diluted (in usd per share)	(0.08)	0.20	0.04	(1.79)
Dividends declared per common share (usd per share)	$ 0	$ 0.055	$ 0.165	$ 0.21
Other comprehensive income (loss):
Unrealized gain on available-for-sale marketable securities			$ 0	$ 17
Reclassification of unrealized gain on available-for-sale marketable securities to retained earnings			(17)	0
Reclassification of other-than-temporary losses on available-for-sale securities included in net (loss) income		$ 0	0	52
Total other comprehensive (loss) income, before tax			(17)	69
Provision for income taxes			0	(22)
Reclassification of tax provision impact	$ 22	0
Reclassification of unrealized gains on equity securities to retained earnings	0	(17)
Total other comprehensive (loss) income, after tax	22	(17)	(17)	47
Comprehensive income (loss)	(1,635)	4,089	719	(35,683)
Service [Member]
Revenues:
Total revenues	21,389	22,623	92,197	92,551
Cost of revenues:
Total cost of revenues	18,194	19,261	79,068	76,391
Product [Member]
Revenues:
Total revenues	2,523	2,842	11,983	12,081
Cost of revenues:
Total cost of revenues	$ 1,737	$ 1,597	$ 6,841	$ 7,045